ACCOUNTS RECEIVABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE	6. ACCOUNTS RECEIVABLE
	As of
	March 31, 2023	December 31, 2022

Accounts receivable	$4,017	$2,826
Allowance for doubtful accounts	-	-
Total accounts receivable	$4,017	$2,826
5. ACCOUNTS RECEIVABLE
	As of December 31,
	2022	2021
Accounts receivable	$2,826	$-
Allowance for doubtful accounts	-	-
Total	$2,826	$-